Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum annual lease payments under such leases are as follows:

Years	Approximate Amount
(in thousands)
2019	$6,281
2020	6,223
2021	5,930
2022	5,386
2023	5,069
Thereafter	43,071
$71,960

Summary of Financial Instruments Whose Contract Amount Represents Off-Balance Sheet Credit Risk
Financial instruments whose contract amount represents off-balance sheet credit risk at March 31, 2019 are generally short-term and are as follows:

(in thousands)	Approximate Contract Amount
Commitments to extend credit	$884,142
Credit card facilities	196,901
Standby letters of credit	24,278
Commercial letters of credit	2,589
$1,107,910

Financial instruments whose contract amount represents off-balance sheet credit risk at December 31, 2018 are generally short-term and are as follows:

(in thousands)	Approximate Contract Amount
Commitments to extend credit	$923,424
Credit card facilities	198,500
Standby letters of credit	19,562
Commercial letters of credit	7,670
$1,149,156